RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 21, 2024
Related Party Transaction [Line Items]
Payments for rent per month	$ 154,682	$ 96,173	$ 256,620	$ 193,095
Lease expense per month					$ 425,916	$ 317,176
Other receivables, net, current					18,669	21,969
Operating lease liability	$ 2,158,233		$ 2,158,233		907,450	284,115	$ 988,436
Number of stock options vested during period			12,500
Number of stock options remain unvested during period	87,500		87,500
Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Expense recognized			$ 100,000
Director [Member]
Related Party Transaction [Line Items]
Proceeds from advances from related party			0		18,669	21,969
Other receivables, net, current	$ 0		0		18,669	21,969
Cold Chain Delivery Systems [Member]
Related Party Transaction [Line Items]
Other liabilities, current	0		0		0	17,073
Outlaw Run Ranch [Member]
Related Party Transaction [Line Items]
Other liabilities, current	0		0		0	17,134
Payments for rent per month			9,800			7,500
Operating lease liability	327,405		327,405		88,435
Warehouse Asset Management [Member]
Related Party Transaction [Line Items]
Other liabilities, current	0		0		0	$ 0
Lease expense per month			15,425		15,425
Operating lease liability	679,612		679,612		741,729
Health Hero America [Member]
Related Party Transaction [Line Items]
Other liabilities, current	$ 0		0		$ 0
Related Party [Member]
Related Party Transaction [Line Items]
Expense recognized			$ 43,698